ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of Company’s Subsidiaries (Details)	6 Months Ended
Jun. 30, 2026
YY Circle (SG) Private Limited [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of Company’s Subsidiaries (Details) [Line Items]
Date of Incorporation	June 13, 2019
Jurisdiction of Formation	Singapore
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Manpower contracting services
Hong Ye Group Pte. Ltd. [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of Company’s Subsidiaries (Details) [Line Items]
Date of Incorporation	December 28, 2010
Jurisdiction of Formation	Singapore
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Employment agencies and general cleaning services
YY Circle Sdn. Bhd. [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of Company’s Subsidiaries (Details) [Line Items]
Date of Incorporation	July 22, 2022
Jurisdiction of Formation	Malaysia
Percentage of direct/indirect Economic Ownership	90.00%
Principal Activities	Manpower outsourcing with information technology solution, as well as, general cleaning services
Hong Ye Maintenance (MY) Sdn. Bhd. [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of Company’s Subsidiaries (Details) [Line Items]
Date of Incorporation	November 8, 2022
Jurisdiction of Formation	Malaysia
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	General cleaning services
YY Circle (AU) Pty Ltd [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of Company’s Subsidiaries (Details) [Line Items]
Date of Incorporation	June 14, 2023
Jurisdiction of Formation	Australia
Percentage of direct/indirect Economic Ownership	95.00%
Principal Activities	Employment placement and recruitment services
YY Circle (Vietnam) Company Limited [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of Company’s Subsidiaries (Details) [Line Items]
Date of Incorporation	February 6, 2024
Jurisdiction of Formation	Vietnam
Percentage of direct/indirect Economic Ownership	95.00%
Principal Activities	Management consulting service and employment service activities
YYCircle Human Resources Consultancies L.L.C CO. L.L.C [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of Company’s Subsidiaries (Details) [Line Items]
Date of Incorporation	July 15, 2024
Jurisdiction of Formation	UAE
Percentage of direct/indirect Economic Ownership	95.00%
Principal Activities	Manpower contracting services
YY Circle (Korea) Ltd. [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of Company’s Subsidiaries (Details) [Line Items]
Date of Incorporation	July 29, 2024
Jurisdiction of Formation	Korea
Percentage of direct/indirect Economic Ownership	95.00%
Principal Activities	Manpower contracting services
Mediaplus Limited [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of Company’s Subsidiaries (Details) [Line Items]
Date of Incorporation	July 29, 2024
Jurisdiction of Formation	BVI
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Information technology consultancy (Except cybersecurity)
YY Circle UK Ltd [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of Company’s Subsidiaries (Details) [Line Items]
Date of Incorporation	August 3, 2024
Jurisdiction of Formation	UK
Percentage of direct/indirect Economic Ownership	95.00%
Principal Activities	Manpower contracting services
YY Circle (Perth) Pty Ltd [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of Company’s Subsidiaries (Details) [Line Items]
Date of Incorporation	October 15, 2024
Jurisdiction of Formation	Australia
Percentage of direct/indirect Economic Ownership	95.00%
Principal Activities	Manpower contracting services
YY Smart Tech Pte. Ltd. [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of Company’s Subsidiaries (Details) [Line Items]
Date of Incorporation	December 2, 2024
Jurisdiction of Formation	Singapore
Percentage of direct/indirect Economic Ownership	80.00%
Principal Activities	Development of software and applications and applications (Except games and cybersecurity)
YY Circle Netherlands B.V. [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of Company’s Subsidiaries (Details) [Line Items]
Date of Incorporation	December 18, 2024
Jurisdiction of Formation	Netherlands
Percentage of direct/indirect Economic Ownership	95.00%
Principal Activities	Manpower contracting services
YY Circle GmbH [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of Company’s Subsidiaries (Details) [Line Items]
Date of Incorporation	January 21, 2025
Jurisdiction of Formation	Germany
Percentage of direct/indirect Economic Ownership	95.00%
Principal Activities	Manpower contracting services
Mediaplus Venture Group Pte. Ltd. [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of Company’s Subsidiaries (Details) [Line Items]
Date of Incorporation	August 12, 2024
Jurisdiction of Formation	Singapore
Percentage of direct/indirect Economic Ownership	54.00%
Principal Activities	Holding company
Mediaplus Digital Pte. Ltd. [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of Company’s Subsidiaries (Details) [Line Items]
Date of Incorporation	November 1, 2013
Jurisdiction of Formation	Singapore
Percentage of direct/indirect Economic Ownership	54.00%
Principal Activities	IT consultancy and development of software and applications.
Mplus Elite Pte. Ltd. [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of Company’s Subsidiaries (Details) [Line Items]
Date of Incorporation	May 16, 2015
Jurisdiction of Formation	Singapore
Percentage of direct/indirect Economic Ownership	54.00%
Principal Activities	Advertising activities and development of software and applications.
M Synergates Pte. Ltd. [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of Company’s Subsidiaries (Details) [Line Items]
Date of Incorporation	June 26, 2020
Jurisdiction of Formation	Singapore
Percentage of direct/indirect Economic Ownership	54.00%
Principal Activities	IT consultancy and hosting services by non-data centres
Mediaplus Digital Sdn. Bhd. [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of Company’s Subsidiaries (Details) [Line Items]
Date of Incorporation	November 16, 2021
Jurisdiction of Formation	Malaysia
Percentage of direct/indirect Economic Ownership	54.00%
Principal Activities	Consultancy services in public relation and communications and wholesales of a variety of goods without any particular specialization and web portals.
Property Facility Services Pte. Ltd. [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of Company’s Subsidiaries (Details) [Line Items]
Date of Incorporation	May 9, 2001
Jurisdiction of Formation	Singapore
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Residential, commercial and industrial real estate management and general cleaning services except household cleaning and outline marketplaces.
YY Circle (HK) Pte Limited [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of Company’s Subsidiaries (Details) [Line Items]
Date of Incorporation	October 26, 2022
Jurisdiction of Formation	Hong Kong
Percentage of direct/indirect Economic Ownership	90.00%
Principal Activities	Manpower contracting services
YY Circle (Thailand) Company Limited [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of Company’s Subsidiaries (Details) [Line Items]
Date of Incorporation	April 5, 2023
Jurisdiction of Formation	Thailand
Percentage of direct/indirect Economic Ownership	49.00%	[1]
Principal Activities	Manpower contracting services	[1]
YY Holding (Thailand) Co. Ltd [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of Company’s Subsidiaries (Details) [Line Items]
Date of Incorporation	April 4, 2025
Jurisdiction of Formation	Thailand
Percentage of direct/indirect Economic Ownership	99.00%
Principal Activities	Holding company
Uniforce Security Services Pte. Ltd. [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of Company’s Subsidiaries (Details) [Line Items]
Date of Incorporation	May 12, 2017
Jurisdiction of Formation	Singapore
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Private security activities
Transocean Oil Pte. Ltd. [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of Company’s Subsidiaries (Details) [Line Items]
Date of Incorporation	March 18, 2003
Jurisdiction of Formation	Singapore
Percentage of direct/indirect Economic Ownership	53.00%
Principal Activities	Other holding companies
24IFM Pte. Ltd. [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of Company’s Subsidiaries (Details) [Line Items]
Date of Incorporation	August 18, 2021
Jurisdiction of Formation	Singapore
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Publishing of software/ applications and IT consultancy
Pest Fighter Pte. Ltd. [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of Company’s Subsidiaries (Details) [Line Items]
Date of Incorporation	August 13, 1994
Jurisdiction of Formation	Singapore
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Pest control services and freight transport byroad
YYCircle For Hospitality Services L.L.C [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of Company’s Subsidiaries (Details) [Line Items]
Date of Incorporation	October 15, 2025
Jurisdiction of Formation	United Arab Emirates
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Hospitality services
Talent Management Holding Limited [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of Company’s Subsidiaries (Details) [Line Items]
Date of Incorporation	December 31, 2025
Jurisdiction of Formation	Hong Kong
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Financial service activities, including investment and Holding Companies, and the activities of trusts, funds and similar financial entities
YY Group US Inc [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of Company’s Subsidiaries (Details) [Line Items]
Date of Incorporation	January 7, 2026
Jurisdiction of Formation	State of Delaware
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Holding company
YY Circle CA Inc [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of Company’s Subsidiaries (Details) [Line Items]
Date of Incorporation	January 2, 2026
Jurisdiction of Formation	State of California
Percentage of direct/indirect Economic Ownership	95.00%
Principal Activities	Manpower outsourcing and IT solutions
YY Circle NYC Inc [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of Company’s Subsidiaries (Details) [Line Items]
Date of Incorporation	January 12, 2026
Jurisdiction of Formation	State of New York
Percentage of direct/indirect Economic Ownership	95.00%
Principal Activities	Manpower outsourcing and IT solutions
Property Facility Services (Laos) Sole Co., Ltd [Member]
ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of Company’s Subsidiaries (Details) [Line Items]
Date of Incorporation	June 11, 2026
Jurisdiction of Formation	Laos
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	Management services for other businesses, repair and maintenance of buildings

[1]	The Group holds a 48.5% equity interest in YY Circle (Thailand) Company Limited through YY Holding (Thailand) Co. Ltd in compliance with local regulations. Notwithstanding this, the Group holds the majority of voting rights and exercises control over the Company, which is therefore accounted for as a subsidiary.